Loss per share - Calculation of Loss per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [abstract]
Weighted average number of ordinary shares, basic (in shares)	178.0	175.5	177.2	171.8
Loss per common share - basic (in dollars per share)	$ (0.73)	$ (0.12)	$ (1.16)	$ (0.34)
Loss per common share - diluted (in dollars per share)	$ (0.73)	$ (0.12)	$ (1.16)	$ (0.34)
Interest income on short-term investments	$ (130.5)	$ (20.6)	$ (205.2)	$ (58.8)